Other Income, Net - Summary of Other Income, Net (Parenthetical) (Detail) $ in Thousands	12 Months Ended				60 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Jan. 01, 2024	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)
Component of Other Income, Nonoperating [Abstract]
Initial reimbursement payment received						$ 935	¥ 6,297,000
Initial reimbursement payment, arrangement period					5 years
Initial reimbursement payment, recorded in other gains	¥ 997,000	¥ 1,281,000		¥ 1,201,000
Advance Share Based Payments Refunded To Employees [Member]
Component of Other Income, Nonoperating [Abstract]
Additional reimbursement payment received	¥ 0	¥ 0	$ 448	¥ 2,857,000